Accounting policies - Macroeconomic variable assumptions (Details)	12 Months Ended
	Dec. 31, 2019 item	Dec. 31, 2018 item
Financial instruments
Peso/USD (Exchange rate at end of period)	18.8642	19.6512
Base
Financial instruments
GDP (as a percent)	0.05%
CPI (as a percent)	3.90%
Unemployment rates (as a percent of active active population)	3.55%
Peso/USD (Exchange rate at end of period)	20.46
Loans Mortgage (as a percent)	9.80
Loans - Consumer (as a percent)	5.29
Deposits Total (as a percent)	7.70
Stock Markets	42,921.41
Base | Within one year
Financial instruments
GDP (as a percent)	1.20%
CPI (as a percent)	3.60%
Unemployment rates (as a percent of active active population)	3.79%
Peso/USD (Exchange rate at end of period)	20.78
Loans Mortgage (as a percent)	9.10
Loans - Consumer (as a percent)	6.10
Deposits Total (as a percent)	7.44
Stock Markets	44,037.20
Base | 2019
Financial instruments
GDP (as a percent)	1.70%
CPI (as a percent)	3.50%
Unemployment rates (as a percent of active active population)	4.03%
Peso/USD (Exchange rate at end of period)	21.07
Loans Mortgage (as a percent)	8.90
Loans - Consumer (as a percent)	5.85
Deposits Total (as a percent)	6.60
Stock Markets	46,327.14
Base | 2020
Financial instruments
GDP (as a percent)	1.70%
CPI (as a percent)	3.50%
Unemployment rates (as a percent of active active population)	4.27%
Peso/USD (Exchange rate at end of period)	21.39
Loans Mortgage (as a percent)	8.50
Loans - Consumer (as a percent)	5.83
Deposits Total (as a percent)	6.18
Stock Markets	48,736.15
Upside
Financial instruments
GDP (as a percent)	0.05%
CPI (as a percent)	3.90%
Unemployment rates (as a percent of active active population)	3.55%
Peso/USD (Exchange rate at end of period)	20.46
Loans Mortgage (as a percent)	9.80
Loans - Consumer (as a percent)	5.29
Deposits Total (as a percent)	7.70
Stock Markets	42,921.41
Upside | Within one year
Financial instruments
GDP (as a percent)	2.05%
CPI (as a percent)	3.39%
Unemployment rates (as a percent of active active population)	3.37%
Peso/USD (Exchange rate at end of period)	19.77
Loans Mortgage (as a percent)	10.25
Loans - Consumer (as a percent)	7.32
Deposits Total (as a percent)	8.46
Stock Markets	45,496.53
Upside | 2019
Financial instruments
GDP (as a percent)	2.75%
CPI (as a percent)	3.08%
Unemployment rates (as a percent of active active population)	3.47%
Peso/USD (Exchange rate at end of period)	20.09
Loans Mortgage (as a percent)	11.04
Loans - Consumer (as a percent)	8.12
Deposits Total (as a percent)	7.65
Stock Markets	49,909.70
Upside | 2020
Financial instruments
GDP (as a percent)	2.90%
CPI (as a percent)	2.91%
Unemployment rates (as a percent of active active population)	3.60%
Peso/USD (Exchange rate at end of period)	20.46
Loans Mortgage (as a percent)	10.90
Loans - Consumer (as a percent)	8.37
Deposits Total (as a percent)	6.83
Stock Markets	55,299.94
Downside
Financial instruments
GDP (as a percent)	0.05%
CPI (as a percent)	3.90%
Unemployment rates (as a percent of active active population)	3.55%
Peso/USD (Exchange rate at end of period)	20.46
Loans Mortgage (as a percent)	9.80
Loans - Consumer (as a percent)	5.29
Deposits Total (as a percent)	7.70
Stock Markets	42,921.41
Downside | Within one year
Financial instruments
GDP (as a percent)	(7.10%)
CPI (as a percent)	8.40%
Unemployment rates (as a percent of active active population)	6.40%
Peso/USD (Exchange rate at end of period)	27.03
Loans Mortgage (as a percent)	(4.50)
Loans - Consumer (as a percent)	(7.50)
Deposits Total (as a percent)	5.00
Stock Markets	33,907.91
Downside | 2019
Financial instruments
GDP (as a percent)	0.00%
CPI (as a percent)	8.78%
Unemployment rates (as a percent of active active population)	7.10%
Peso/USD (Exchange rate at end of period)	26.66
Loans Mortgage (as a percent)	(0.20)
Loans - Consumer (as a percent)	0.40
Deposits Total (as a percent)	4.60
Stock Markets	30,517.12
Downside | 2020
Financial instruments
GDP (as a percent)	0.80%
CPI (as a percent)	7.60%
Unemployment rates (as a percent of active active population)	5.50%
Peso/USD (Exchange rate at end of period)	25.05
Loans Mortgage (as a percent)	1.40
Loans - Consumer (as a percent)	2.49
Deposits Total (as a percent)	5.10
Stock Markets	31,280.05